Business Segment Reporting - Additional Information (Details)	Dec. 31, 2025 state
Consumer Bank
Segment Reporting Information [Line Items]
Number of state branch footprint	15
Commercial Bank
Segment Reporting Information [Line Items]
Number of state branch footprint	15